Other Operating Income and Other Operating Expenses	12 Months Ended
Mar. 31, 2019
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Other Operating Income and Other Operating Expenses
26.	Other Operating Income and Other Operating Expenses

The components of “Other operating income” and “Other operating expenses” are as follows:

(1)	Other operating income

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Dividends received	20,156	17,832	15,005
Foreign exchanges gains (net)	6,152	—	—
Other	76,296	73,689	47,102

Total	102,606	91,521	62,108

Dividend income is generated mainly from financial assets measured at fair value through other comprehensive income.

(2)	Other operating expenses

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Foreign exchanges losses (net)	—	3,976	9,310
Impairment losses	—	18,075	—
Losses on disposal of fixed assets	27,665	30,540	32,322
Other	42,455	46,181	39,539

Total	70,120	98,773	81,171